Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury shares	Additional paid in capital	Other comprehensive income	Accumulated deficit
Balance at beginning of year (in shares) at Dec. 31, 2017		36,797,238
Balance at beginning of year at Dec. 31, 2017		$ 3,680	$ 0	$ 895,951	$ 66	$ (379,530)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		17,302,691
Shares issued		$ 1,730		293,645
Stock option expense				69
Other comprehensive income	$ 11,779				(66)
Net income	11,779					11,779
Balance at end of year (in shares) at Dec. 31, 2018		54,099,929
Balance at end of year at Dec. 31, 2018	827,324	$ 5,410	0	1,189,665	0	(367,751)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		10,655
Shares issued		$ 1		125
Stock option expense				259
Other comprehensive income	16,967
Net income	16,967					16,967
Dividends paid						(5,411)
Balance at end of year (in shares) at Dec. 31, 2019		54,110,584
Balance at end of year at Dec. 31, 2019	839,265	$ 5,411	0	1,190,049	0	(356,195)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares (in shares)		(202,797)
Treasury shares purchased at cost			(1,661)	0
Stock option expense				284
Other comprehensive income	8,105
Net income	8,105					8,105
Dividends paid						(10,818)
Balance at end of year (in shares) at Dec. 31, 2020		53,907,787
Balance at end of year at Dec. 31, 2020	$ 835,175	$ 5,411	$ (1,661)	$ 1,190,333	$ 0	$ (358,908)